CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenue	$ 106,863	$ 98,169	[1]	$ 86,040
Operating profit (loss)	467	(3,967)	[1]
Financial expenses, net	(1,663)	(757)
Loss before taxes on income	(1,196)	(4,724)	[1]
Taxes on income	832	474
Net loss	(2,028)	(5,198)	[1]
Depreciation and amortization Expenses	5,683	4,646	[1]
Satellite Networks [Member]
Segment Reporting Information [Line Items]
Revenue	51,627	59,975
Operating profit (loss)	(1,841)	4,370
Depreciation and amortization Expenses	2,598	2,906
Integrated Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	29,397	18,836
Operating profit (loss)	265	(3,961)
Depreciation and amortization Expenses	1,413	1,269
Network Infrastructure and Services [Member]
Segment Reporting Information [Line Items]
Revenue	25,839	19,358
Operating profit (loss)	2,482	(4,376)
Depreciation and amortization Expenses	1,672	471
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenue	0	0
Operating profit (loss)	(439)	0
Depreciation and amortization Expenses	$ 0	$ 0

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.